Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	Note 7 – SUBSEQUENT EVENTS Management has evaluated subsequent events and has concluded no events warrant disclosure.
NOTE 9 – SUBSEQUENT EVENTS

In January 2014, an executive of the Company was issued 290,513 shares of common stock.  The Company recorded approximately $8,700 of stock-based compensation in connection with the issuance of these shares.

On January 31, 2014, the Company awarded 10,037,740 stock options to an executive.  These stock options vest 25% on the one-year anniversary and the remaining vest in equal quarterly increments over the next three years, and have a ten-year term.

On March 10, 2014, the Board of Directors increased the shares under the Plan to 40,000,000 from 24,094,357.